Note 2 - Summary of Significant Accounting Policies and Basis of Presentation - Restatement (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant liabilities		$ 1,963,785		$ 101,525
Total liabilities	$ 2,141,649	3,296,528		6,814,030
Additional paid-in capital	63,774,920	63,774,920		18,644,683
Total stockholders’ equity (deficit)	$ 4,516,450	5,465,750	$ (7,560,392)	$ (6,811,430)	$ (5,964,598)
Previously Reported [Member]
Warrant liabilities
Total liabilities		1,332,743
Additional paid-in capital		65,738,705
Total stockholders’ equity (deficit)		$ 7,429,535